CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 293,641	$ 349,435	$ 371,112
Cost of revenues	194,479	246,487	286,670
Gross profit	99,162	102,948	84,442
Operating expenses:
Research and development, net	21,695	22,930	35,004
Selling and marketing	39,515	40,816	56,059
General and administrative	20,380	21,235	23,657
Restructuring costs		1,225	6,816
Goodwill impairment			14,765
Other income	(1,921)	(4,849)	(19,827)
Total operating expenses	79,669	81,357	116,474
Operating income (loss)	19,493	21,591	(32,032)
Financial expenses, net	6,303	14,738	37,946
Income (loss) before taxes on income	13,190	6,853	(69,978)
Taxes on income	1,761	5,842	6,501
Net income (loss)	$ 11,429	$ 1,011	$ (76,479)
Net Income (loss) per share:
Basic net income (loss) per share	$ 0.15	$ 0.01	$ (1.22)
Diluted net income (loss) per share	$ 0.15	$ 0.01	$ (1.22)
Weighted average number of ordinary shares used in computing basic net income (loss) per share	77,702,788	77,239,409	62,518,602
Weighted average number of ordinary shares used in computing diluted net income (loss) per share	78,613,528	77,296,681	62,518,602